FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: Sepember 30, 2007


Item 1. Schedule of Investments.


                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)
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                                                                                       Rating
        Principal                                                                     Moody's/
          Amount            General Obligation Bonds (23.4%)                            S&P              Value  (a)

--------------------------- ----------------------------------------------------------------------------------------

                            City, County and State (10.6%)


                            Anderson, Indiana San District
        $ 505,000           4.600%, 07/15/23 AMBAC Insured                            Aaa/AAA           $   513,504

                                Brian Head, Utah
         405,000            6.500%, 03/15/24                                           NR/NR*               432,394

                            Cedar City, Utah Special Improvement District
                              Assessment
         235,000            5.050%, 09/01/10                                           NR/NR*               238,288
         215,000            5.200%, 09/01/11                                           NR/NR*               219,638

                               Cedar Park, Texas
         835,000            4.500%, 02/15/22 MBIA Insured                             Aaa/AAA               839,551

                            Clearfield City, Utah
        2,095,000           5.125%, 02/01/18 MBIA Insured (pre-refunded)              Aaa/AAA             2,139,791

                            Coral Canyon, Utah Special Service District
         140,000            4.850%, 07/15/17                                           NR/NR*               140,787
         580,000            5.700%, 07/15/18                                           NR/NR*               588,903

                            Dawson County, Texas Hospital District
         555,000            4.375%, 02/15/24 AMBAC Insured                             NR/AAA               543,223

                              Denton County, Texas
         700,000            4.500%, 07/15/24 MBIA Insured                             Aaa/AAA               701,785
         400,000            4.500%, 07/15/25 MBIA Insured                             Aaa/AAA               400,236

                            Denton County, Texas  Public Improvement
        1,500,000           4.250%, 07/15/27 MBIA Insured                             Aaa/AAA             1,422,855

                            Harris County, Texas Utility District  #268
         905,000            4.375%, 09/01/27 Radian Insured                            Aa3/AA               830,573

                                 Hurricane, Utah
         185,000            5.400%, 11/01/09 Radian Insured                            NR/AA                191,190

                                  Laredo, Texas
         300,000            4.250%, 08/15/21 AMBAC Insured                            Aaa/AAA               296,580
         500,000            4.500%, 02/15/24 AMBAC Insured                            Aaa/AAA               501,220

                                 McKinney, Texas
        1,700,000           4.500%, 08/15/23 XLCA Insured                             Aaa/AAA             1,702,159
        1,375,000           5.000%, 08/15/24 XLCA Insured                             Aaa/AAA             1,440,986
         695,000            4.375%, 08/15/25 MBIA Insured                             Aaa/AAA               681,031

                                 Mesquite, Texas
         510,000            4.625%, 02/15/22 FSA Insured                              Aaa/AAA               518,736

                               San Antonio, Texas
         125,000            4.750%, 02/01/24 FSA Insured                              Aaa/AAA               127,289

                            San Patricio County, Texas
         450,000            4.600%, 04/01/25 AMBAC Insured                             Aaa/NR               453,461

                                   Texas State
         415,000            4.500%, 08/01/22                                           Aa1/AA               413,643

                                   Waco, Texas
        2,560,000           4.500%, 02/01/24 MBIA Insured                             Aaa/AAA             2,564,659

                            Washington County, Utah
        1,250,000           5.000%, 10/01/22 MBIA Insured                              Aaa/NR             1,298,625

                                Washington State
        3,315,000           4.500%, 01/01/22 MBIA Insured                             Aaa/AAA             3,336,315
         705,000            4.500%, 07/01/23 FSA Insured                              Aaa/AAA               705,416

                            Williamson County, Texas
         460,000            4.500%, 02/15/26 FSA Insured                              Aaa/AAA               458,836

                                                                                                   -----------------
                            Total City, County and State                                                 23,701,674
                                                                                                   -----------------

                            School District (12.8%)


                            Borger, Texas Independent School District
         400,000            4.500%, 02/15/24                                           NR/AAA               401,088
         500,000            4.500%, 02/15/25                                           NR/AAA               500,320

                            Canutillo, Texas Independent School District
         500,000            4.500%, 08/15/25                                           NR/AAA               500,340

                                  Clint, Texas
         265,000            4.250%, 02/15/28                                           NR/AAA               250,128

                            Dallas, Texas Independent School District
        2,500,000           5.000%, 08/15/29                                          Aaa/AAA             2,586,450

                            Davis County, Utah School District
         675,000            5.150%, 06/01/17 (pre-refunded)                            Aaa/NR               720,090

                            Dripping Springs, Texas
         725,000            4.375%, 08/15/22                                          Aaa/AAA               726,030

                            Eagle Mountain & Saginaw, Texas Independent School
                             District
         300,000            4.750%, 08/15/21                                          Aaa/AAA               308,712
         525,000            4.750%, 08/15/23                                          Aaa/AAA               537,784

                            Freemont County, Wyoming School District #14
         355,000            4.500%, 06/15/26                                           NR/BBB               341,080

                            Frisco, Texas Independent School District
        1,260,000           5.000%, 07/15/26                                           Aaa/NR             1,306,078

                            Galena Park, Texas Independent School District
         295,000            4.625%, 08/15/25                                           Aaa/NR               297,873

                            Harrisburg, South Dakota Independent School District
                              No. 41-2
        1,370,000           4.500%, 01/15/24 FSA Insured                               NR/AAA             1,369,918

                            Iron County, Utah School District
        1,260,000           5.000%, 01/15/21                                           Aaa/NR             1,333,445

                            Jacksboro, Texas Independent School District
         815,000            4.700%, 02/15/23                                           NR/AAA               833,957

                            La Feria, Texas Independent School District
         210,000            4.400%, 02/15/24                                           Aaa/NR               207,337

                            Lancaster, Texas School District
         300,000            4.375%, 02/15/22                                          Aaa/AAA               299,193

                            Lindale, Texas Independent School District
         440,000            4.250%, 02/15/21                                           NR/AAA               435,116
        1,000,000           4.250%, 02/15/22                                           NR/AAA               984,110
         445,000            4.375%, 02/15/23                                           NR/AAA               442,272

                            Lovejoy, Texas Independent School District
         200,000            4.500%, 02/15/24                                          Aaa/AAA               200,460

                            Muleshoe, Texas Independent School District
         380,000            4.500%, 02/15/22                                           NR/AAA               377,994
         250,000            4.500%,0 2/15/23                                           NR/AAA               247,798
         200,000            4.500%, 02/15/24                                           NR/AAA               198,616
         220,000            4.500%, 02/15/25                                           NR/AAA               217,637

                            Navasota, Texas Independent School District
         475,000            5.000%, 08/15/23 FGIC Insured                              Aaa/NR               495,140

                            North Summit County, Utah School District
         760,000            5.000%, 02/01/23                                           Aaa/NR               797,103
         800,000            5.000%, 02/01/24                                           Aaa/NR               836,640

                            Prosper, Texas Independent School District
         395,000            4.125%, 08/15/21                                           NR/AAA               385,398

                            Southern, Texas Independent School District
         910,000            4.500%, 02/01/26                                          Aaa/AAA               907,698

                            Spring, Texas Independent School District
         300,000            4.750%, 08/15/23                                          Aaa/AAA               306,453
        1,400,000           4.500%, 08/15/27                                          Aaa/AAA             1,390,844

                            Tooele County, Utah School District
         670,000            4.000%, 06/01/20                                          Aaa/AAA               646,054

                            Van, Texas Independent School District
         750,000            4.875%, 02/15/26                                          Aaa/AAA               775,905

                            Washington County, Utah
         440,000            5.000%, 10/01/18 XLCA Insured                              Aaa/NR               465,516
         465,000            5.000%, 10/01/19 XLCA Insured                              Aaa/NR               490,226
         490,000            5.000%, 10/01/20 XLCA Insured                              Aaa/NR               516,279
         510,000            5.000%, 10/01/21 XLCA Insured                              Aaa/NR               535,765
         535,000            5.000%, 10/01/22 XLCA Insured                              Aaa/NR               559,717
         565,000            5.000%, 10/01/23 XLCA Insured                              Aaa/NR               589,363
         320,000            5.000%, 10/01/24 XLCA Insured                              Aaa/NR               333,603

                            Washoe County, Nevada School District
         200,000            4.625%, 06/01/23 FGIC Insured                             Aaa/AAA               202,924

                            Waxahachie, Texas Independent School District
         605,000            4.400%, 08/15/26                                           Aaa/NR               592,059
         630,000            4.400%, 08/15/27                                           Aaa/NR               609,689

                            Weber County, Utah School District
         750,000            5.000%, 06/15/18                                           Aaa/NR               787,358

                            Yakima County, Washington School District #208
         750,000            4.500%, 12/01/23 FSA Insured                               Aaa/NR               740,633

                                                                                                   -----------------
                            Total School District                                                        28,588,193
                                                                                                   -----------------

                            Total General Obligation Bonds                                               52,289,867
                                                                                                   -----------------

                            Revenue Bonds (75.3%)


                            Airport (1.7%)


                            Clark County, Nevada Passenger Facility Charge
         255,000            4.750%, 07/01/22 MBIA Insured AMT                         Aaa/AAA               257,071

                            Hillsborough County, Florida Aviation Authority
        2,185,000           5.250%, 10/01/23 MBIA Insured AMT                         Aaa/AAA             2,270,259

                            Miami-Dade County, Florida Aviation Revenue
        1,185,000           5.000%, 10/01/28 Series C MBIA Insured AMT                Aaa/AAA             1,194,824

                                                                                                   -----------------
                            Total Airport                                                                 3,722,154
                                                                                                   -----------------

                            County (0.4%)


                            Davis County, Utah  Lease Revenue DMV Project
          78,000            5.400%, 11/01/17                                           NR/NR*                77,998
          83,000            5.450%, 11/01/18                                           NR/NR*                82,999
          87,000            5.500%, 11/01/19                                           NR/NR*                86,997
          92,000            5.550%, 11/01/20                                           NR/NR*                91,995
          97,000            5.600%, 11/01/21                                           NR/NR*                96,992
         103,000            5.650%, 11/01/22                                           NR/NR*               102,993
         108,000            5.700%, 11/01/23                                           NR/NR*               107,994
         115,000            5.700%, 11/01/24                                           NR/NR*               114,995
         121,000            5.750%, 11/01/25                                           NR/NR*               120,993
         128,000            5.750%, 11/01/26                                           NR/NR*               127,990
                                                                                                   -----------------
                            Total County                                                                  1,011,946
                                                                                                   -----------------

                            Education (12.9%)


                            Broward County, Florida School Board  COP
        1,680,000           4.500%, 07/01/23 Series A FGIC Insured                    Aaa/AAA             1,663,082

                            Carmel, Indiana 2002 School Building Corp.
        1,235,000           4.300%, 01/15/23 FSA Insured                               NR/AAA             1,213,202
        1,525,000           4.300%, 07/15/23 FSA Insured                               NR/AAA             1,497,474

                            Clinton Prairie, Indiana Community School Building
         675,000            4.625%, 01/15/19 FGIC Insured                             Aaa/AAA               693,839

                            Florida State Board of Education Public Education
         210,000            4.500%, 06/01/25 FSA Insured                              Aaa/AAA               208,975

                            Hillsborough County, Florida School Board COP
         560,000            4.250%, 07/01/26 MBIA Insured                             Aaa/AAA               521,696

                            Laredo, Texas Independent School District Public
                              Facility Corp.
         190,000            5.000%, 08/01/24 AMBAC Insured                            Aaa/AAA               195,854

                            Nevada System Higher Education COP
        1,000,000           5.000%, 07/01/25 AMBAC Insured                            Aaa/AAA             1,043,860

                            Salt Lake County, Utah Westminster College Project
         115,000            5.050%, 10/01/10 (pre-refunded)                            NR/BBB               119,410
         100,000            5.500%, 10/01/19 (pre-refunded)                            NR/BBB               104,694
         435,000            4.750%, 10/01/21                                           NR/BBB               428,880
        1,200,000           5.000%, 10/01/22                                           NR/BBB             1,204,704
        1,250,000           5.000%, 10/01/25                                           NR/BBB             1,238,288
        1,000,000           5.750%, 10/01/27 (pre-refunded)                            NR/BBB             1,010,000

                            Texas State College Student Loan Revenue
         100,000            5.000%, 08/01/22 AMT                                       Aa1/AA               101,546

                            Texas State University System Financing Revenue
         655,000            4.375%, 03/15/23 FSA Insured                              Aaa/AAA               640,944

                            Tyler, Texas Independent School District
         325,000            5.000%, 02/15/26 FSA Insured                              Aaa/AAA               337,763

                            University of Nevada (University Revenues)
         190,000            4.500%, 07/01/24 MBIA Insured                             Aaa/AAA               190,536

                            University of Utah COP
        3,170,000           4.350%, 12/01/26 AMBAC Insured                            Aaa/AAA             3,026,843

                            University of Utah (University Revenues)
         770,000            5.000%, 04/01/18 MBIA Insured                             Aaa/AAA               817,902

                            Utah County, Utah Charter School Revenue Lakeview
                              Academy
         315,000            5.350%, 07/15/17 Series A                                  NR/NR*               311,667

                            Utah County, Utah Charter School Revenue Lincoln
                              Academy
                                                                                                                  -
         450,000            5.450%, 06/15/17 Series A                                  NR/NR*               454,352

                            Utah County, Utah Charter School Revenue Renaissance
                              Academy
         340,000            5.350%, 07/15/17 Series A                                  NR/NR*               336,403

                            Utah County, Utah School Facility
        1,400,000           6.500%, 12/01/25                                           NR/NR*             1,395,380

                            Utah State Board of Regents Auxiliary & Campus
                              Facility
        1,000,000           4.125%, 04/01/20 MBIA Insured                             Aaa/AAA               974,720

                            Utah State Board of Regents Dixie State College
         120,000            5.500%, 05/01/14 MBIA Insured                             Aaa/AAA               129,383
         130,000            5.500%, 05/01/15 MBIA Insured                             Aaa/AAA               140,050
         400,000            5.100%, 05/01/21 MBIA Insured                             Aaa/AAA               415,512

                            Utah State Board of Regents Lease Revenue
         410,000            4.500%, 05/01/20  AMBAC Insured                           Aaa/AAA               417,585
         425,000            4.500%, 05/01/21  AMBAC Insured                           Aaa/AAA               431,031
         450,000            4.625%, 05/01/22  AMBAC Insured                           Aaa/AAA               458,766
         120,000            4.650%, 05/01/23  AMBAC Insured                           Aaa/AAA               122,292

                            Utah State Board of Regents Office Facility Revenue
         450,000            5.050%, 02/01/20 MBIA Insured                             Aaa/AAA               466,227
         360,000            5.125%, 02/01/22 MBIA Insured                             Aaa/AAA               373,752

                            Utah State Board of Regents
        1,885,000           4.500%, 08/01/18 MBIA Insured                             Aaa/AAA             1,936,234
        1,045,000           5.000%, 04/01/23 MBIA Insured                             Aaa/AAA             1,091,440
         500,000            5.000%, 05/01/26                                           Aa/AAA               515,455

                            Weber State University, Utah
        1,825,000           4.400%, 04/01/27 FSA Insured                               NR/AAA             1,746,616

                            Weber State University, Utah Student Facilities
                             System
         300,000            5.100%, 04/01/16 Series A                                  NR/AA                317,175
         425,000            5.250%, 04/01/19 Series A                                  NR/AA                451,686

                                                                                                   -----------------
                            Total Education                                                              28,745,218
                                                                                                   -----------------

                            Healthcare (0.1%)
                            --------------------------------------------------------

                            Harris County, Texas Health Facility Development
                             Corp.
         145,000            5.000%, 11/15/28 AMBAC Insured                             NR/AAA               147,163
                                                                                                   -----------------

                            Hospital (0.6%)


                            Murray City, Utah Hospital Revenue
        1,000,000           5.000%, 05/15/22 MBIA Insured                             Aaa/AAA             1,004,090

                            Weber State University, Utah Human Services, COP
         430,000            5.050%, 01/15/17 AMBAC Insured                            Aaa/AAA               434,119

                                                                                                   -----------------
                            Total Hospital                                                                1,438,209
                                                                                                   -----------------

                            Housing (11.6%)


                            Alaska Housing Finance Corp. Housing Revenue
        1,000,000           4.700%, 06/01/27 AMT                                       Aa2/AA               959,030

                            Florida Housing Finance Corp. Revenue
         435,000            4.750%, 01/01/16 AMT                                       Aa2/AA               441,795
         790,000            5.000%, 07/01/21 AMT                                       Aa2/AA               783,743
        1,610,000           4.550%, 07/01/22 AMT                                       Aa1/AA             1,523,527

                            Henderson, Nevada Local Improvement District
         150,000            5.000%, 09/01/15                                           NR/NR*               146,832
         200,000            5.000%, 09/01/16                                           NR/NR*               194,116
         200,000            5.050%, 09/01/17                                           NR/NR*               193,778
         200,000            5.100%, 09/01/18                                           NR/NR*               193,174

                            Indiana Housing & Community Development Authority
        1,465,000           4.900%, 07/01/26 AMT                                       Aaa/NR             1,456,005

                            Indiana State Housing Finance Authority Single
                             Family
         245,000            4.850%, 07/01/22 AMT                                       Aaa/NR               241,683

                            Indianapolis, Indiana Multi-Family
         500,000            4.850%, 01/01/21 AMT                                       Aaa/NR               497,065

                            Miami-Dade County, Florida Housing Finance Authority
         535,000            5.000%, 11/01/23 FSA Insured AMT                           NR/AAA               536,926

                            Nevada Housing Multi-Family LOC US Bank
        1,000,000           4.750%, 04/01/39 AMT                                       NR/AA                977,190

                            Orange County, Florida Housing Finance Authority
         160,000            5.150%, 03/01/22                                           Aaa/NR               161,482

                            Provo City, Utah Housing Authority
         500,000            5.800%, 07/20/22 GNMA Collateralized                       Aaa/NR               507,870

                            Seattle, Washington Housing Authority
         730,000            4.400%, 11/01/21 AMT                                       NR/AAA               701,063

                            Snohomish County, Washington Housing Authority
         185,000            4.875%, 09/01/12 AMT                                       NR/NR*               184,314
         225,000            5.000%, 09/01/13 AMT                                       NR/NR*               224,762
         185,000            5.000%, 09/01/14 AMT                                       NR/NR*               184,245
         145,000            5.100%, 09/01/15 AMT                                       NR/NR*               144,807

                            South Dakota Housing Development Authority
        1,250,000           4.900%, 05/01/26 AMT                                      Aa1/AAA             1,240,913

                            Texas State Housing Revenue
        2,075,000           4.800%, 09/01/20 AMT                                      Aaa/AAA             2,043,543
         500,000            4.800%, 09/01/27 AMT                                      Aa1/AAA               486,230

                            Utah Housing Corporation Single Family Housing
          55,000            5.250%, 07/01/23 AMT                                       Aa2/AA                55,484
         640,000            5.000%, 01/01/32 AMT                                       Aa2/AA               635,507

                            Utah Housing Corporation Single Family Mortgage
         335,000            4.600%, 07/01/15 AMT                                      Aaa/AAA               339,928
         240,000            4.650%, 07/01/16 AMT                                      Aaa/AAA               243,077
         235,000            4.875%, 07/01/23 AMT                                      Aa3/AA-               231,806
        1,205,000           5.000%, 07/01/25 AMT                                      Aa3/AA-             1,208,217
         775,000            5.100%, 01/01/26 AMT                                      Aa3/AA-               781,231
         945,000            5.000%, 07/01/31 AMT                                       Aa2/AA               941,022

                            Utah State Housing Agency Housing Revenue
         130,000            5.650%, 07/01/27 AMT                                       Aa2/AA               132,753

                            Utah State Housing Corporation Single Family Housing
                             Revenue
        1,545,000           5.125%, 07/01/24 AMT                                      Aa3/AA-             1,561,501

                            Utah State Housing Finance Agency
         195,000            5.700%, 07/01/15 AMT                                      Aa3/AA-               197,594
         100,000            5.650%, 07/01/16 Series 1994C                             Aaa/AAA               100,729
          40,000            5.400%, 07/01/16 AMT                                       Aa2/AA                40,301
          40,000            6.000%, 07/01/17 AMT                                       Aaa/AA                40,252
         690,000            5.500%, 07/01/18 AMT                                      Aa3/AA-               726,053
          65,000            5.300%, 07/01/18 AMT                                      Aaa/AAA                66,782
          85,000            5.000%, 07/01/18 AMT                                      Aaa/AAA                85,621
         125,000            5.400%, 07/01/20 AMT                                       Aa2/AA               126,643
         345,000            5.600%, 07/01/23 AMT                                       Aa2/AA               349,509
          65,000            5.700%, 07/01/26 MBIA Insured                             Aaa/AAA                65,005

                            Washington State Housing Finance Commission
        2,290,000           4.800%, 12/01/21 AMT                                       Aaa/NR             2,262,062

                            Wyoming Community Development Authority Housing
                              Revenue
         150,000            4.600%, 12/01/12 AMT                                      Aa1/AA+               151,370
         225,000            4.350%, 12/01/16 AMT                                      Aa1/AA+               223,144
         580,000            4.700%, 06/01/17 AMT                                      Aa1/AA+               585,307
         520,000            4.700%, 12/01/17 AMT                                      Aa1/AA+               524,758
         120,000            5.000%, 12/01/22                                          Aa1/AA+               121,024

                                                                                                   -----------------
                            Total Housing                                                                25,820,773
                                                                                                   -----------------

                            Industrial Development & Pollution Control (0.5%)


                            Sandy City, Utah Industrial Development, H Shirley
                             Wright Project,
                            Refunding Bonds, LOC Olympus Bank
         250,000            6.125%, 08/01/16                                           NR/AAA               250,295

                            Utah County Environmental Improvement Revenue
         935,000            5.050%, 11/01/17                                         Baa1/BBB+              970,595

                                                                                                   -----------------
                            Total Industrial Development & Pollution Control                              1,220,890
                                                                                                   -----------------

                            Lease (9.1%)


                            Celebration Community Development District, Florida
         290,000            5.000%, 05/01/22 MBIA Insured                             Aaa/AAA               301,565

                            Clark County, Nevada Improvement District Revenue
         740,000            5.125%, 12/01/19                                           NR/NR*               736,307

                            Clark County, Nevada Improvement District Special
                              Local Improvement #128 (Summerlin)
         500,000            5.000%, 02/01/21 Series A                                  NR/NR*               479,755

                            Marion County, Indiana Convention & Recreational
                              Facilities Authority
         390,000            5.000%, 06/01/27 MBIA Insured                             Aaa/AAA               395,222

                            Murray City, Utah Municipal Building Authority
         520,000            5.050%, 12/01/15 AMBAC Insured                             Aaa/NR               549,900

                            New Albany, Indiana Development Authority
         500,000            4.250%, 02/01/22                                           NR/A-                469,185

                            Red River, Texas Higher Education TCU Project
        1,000,000           4.375%, 03/15/25                                           Aa3/NR               965,030

                            Salt Lake County, Utah Municipal Building Authority
        3,900,000           5.200%, 10/15/20 AMBAC Insured (pre-refunded)             Aaa/AAA             4,139,772

                            South Dakota State Building Authority Revenue
         500,000            4.500%, 06/01/24 FGIC Insured                              NR/AAA               499,975

                            Spanish Fork, Utah Charter School
        2,000,000           5.550%, 11/15/21                                           NR/NR*             2,003,840

                            Utah County, Utah Municipal Building  Authority
         120,000            5.500%, 11/01/16 AMBAC Insured                             Aaa/NR               128,807
         240,000            5.500%, 11/01/17 AMBAC Insured                             Aaa/NR               257,614

                            Utah State Building Ownership Authority
         465,000            5.000%, 05/15/21                                          Aa1/AA+               489,924
        1,755,000           5.250%, 05/15/23                                          Aa1/AA+             1,853,140
         510,000            5.000%, 05/15/23                                          Aa1/AA+               534,710
        1,845,000           5.250%, 05/15/24                                          Aa1/AA+             1,944,925
        1,080,000           5.000%, 05/15/25                                          Aa1/AA+             1,121,191

                            Washington County - St. George, Utah Interlocal
                              Agency Revenue
        1,000,000           5.125%, 12/01/17 AMBAC Insured                             NR/AAA             1,011,910
         100,000            5.125%, 12/01/22 AMBAC Insured                             NR/AAA               101,163

                            West Bountiful, Utah Courthouse Revenue
         410,000            5.000%, 05/01/19                                           NR/A-                432,497

                            West Valley City, Utah Municipal Building Authority
                              Lease Revenue Refunding
        1,890,000           4.375%, 08/01/26 Series A FGIC Insured                    Aaa/AAA             1,825,154

                                                                                                   -----------------
                            Total Lease                                                                  20,241,586
                                                                                                   -----------------

                            Tax Revenue (18.3%)


                            Bay County, Florida Sales Tax Revenue
         175,000            4.750%, 09/01/23 FSA Insured                               Aaa/NR               176,232

                            Bluffdale, Utah Sales Tax Revenue Bond
        1,900,000           5.500%, 08/01/23 (pre-refunded)                            NR/NR*             1,930,324

                            Bountiful, Utah Special Improvement District Special
                              Assessment Revenue
         203,000            5.000%, 06/01/14                                           NR/NR*               201,175
         213,000            5.150%, 06/01/15                                           NR/NR*               212,318
         224,000            5.300%, 06/01/16                                           NR/NR*               222,755
         236,000            5.500%, 06/01/17                                           NR/NR*               235,969
         249,000            5.650%, 06/01/18                                           NR/NR*               248,998

                            Cache County, Utah Sales Tax Revenue
         855,000            5.000%, 12/15/19 FGIC Insured                             Aaa/AAA               912,097

                            Clark County, Nevada Improvement District
         250,000            5.000%, 08/01/16                                           NR/NR*               246,825

                            Coral Canyon, Utah Special Service District
         110,000            5.000%, 07/15/13                                           NR/NR*               111,573
         250,000            5.500%, 07/15/18                                           NR/NR*               255,185

                            Fishers, Indiana Redevelopment Authority Lease
                              Revenue
         175,000            4.500%, 07/15/20 AMBAC Insured                            Aaa/AAA               177,034

                            Henderson, Nevada Local  Improvement District
         100,000            4.500%, 09/01/12                                           NR/NR*                97,165
         300,000            5.000%, 09/01/14                                           NR/NR*               295,005
         300,000            5.000%, 09/01/15                                           NR/NR*               292,908
         280,000            5.000%, 03/01/16                                           NR/NR*               272,311

                            Holladay, Utah  Redevelopment Agency
        3,000,000           4.900%, 12/30/20                                           NR/NR*             2,935,410

                            Jordanelle, Utah Special Service District
         186,000            5.000%, 11/15/14                                           NR/NR*               186,471
         196,000            5.100%, 11/15/15                                           NR/NR*               196,664
         206,000            5.200%, 11/15/16                                           NR/NR*               206,542
         216,000            5.300%, 11/15/17                                           NR/NR*               216,566
         228,000            5.400%, 11/15/18                                           NR/NR*               228,670
         240,000            5.500%, 11/15/19                                           NR/NR*               240,653
         253,000            5.600%, 11/15/20                                           NR/NR*               253,605
         268,000            5.700%, 11/15/21                                           NR/NR*               268,555
         283,000            5.800%, 11/15/22                                           NR/NR*               283,614
         299,000            6.000%, 11/15/23                                           NR/NR*               299,679

                            Jordanelle, Utah Special Service Improvement District
         275,000            8.000%, 10/01/11                                           NR/NR*               283,220

                            La Verkin, Utah Sales and Franchise Tax Revenue
         571,000            5.100%, 07/15/27                                           NR/NR*               550,958

                              Lehi, Utah Sales Tax
         790,000            5.000%, 06/01/24 FSA Insured                              Aaa/AAA               823,551

                            Mesquite, Nevada New Special Improvement District
         240,000            5.300%, 08/01/11                                           NR/NR*               240,310
         185,000            4.600%, 08/01/11                                           NR/NR*               183,773
         195,000            4.750%, 08/01/12                                           NR/NR*               193,001
         230,000            4.900%, 08/01/13                                           NR/NR*               228,261
         140,000            5.250%, 08/01/17                                           NR/NR*               138,614
         315,000            5.350%, 08/01/19                                           NR/NR*               311,176
         135,000            5.400%, 08/01/20                                           NR/NR*               133,269
         500,000            5.500%, 08/01/25                                           NR/NR*               492,150

                            Mountain Regional Water District, Utah Special
                              Assessment
        1,800,000           7.000%, 12/01/18                                           NR/NR*             1,826,748

                            Mountain Regional Water, Utah Special Service
                              District
        2,000,000           5.000%, 12/15/20 MBIA Insured                             Aaa/AAA             2,094,200

                            North Ogden, Utah Sales Tax Revenue
         195,000            5.000%, 11/01/24 XLCA Insured                             Aaa/AAA               202,765

                            Payson City Utah Sales Tax Revenue
         445,000            5.000%, 08/01/21 FSA Insured                               NR/AAA               467,655

                            Salt Lake City, Utah Sales Tax
         265,000            5.250%, 02/01/13                                           NR/AAA               282,254
        1,320,000           5.250%, 02/01/15                                           NR/AAA             1,397,814
         100,000            5.250%, 02/01/17                                           NR/AAA               105,486

                            Salt Lake County, Utah Sales Tax
         955,000            5.000%, 02/01/21                                           NR/AAA             1,002,702
        1,725,000           5.000%, 08/01/21                                           NR/AAA             1,816,149
        1,005,000           5.000%, 02/01/22                                           NR/AAA             1,052,617
        1,060,000           5.000%, 02/01/23                                           NR/AAA             1,108,188
        1,115,000           5.000%, 02/01/24                                           NR/AAA             1,159,990

                            Sandy City, Utah Sales Tax
         520,000            5.000%, 09/15/18 AMBAC Insured                            Aaa/AAA               541,944
         605,000            5.000%, 09/15/20 AMBAC Insured                            Aaa/AAA               628,335

                            South Jordan, Utah Sales Tax
         570,000            5.000%, 08/15/15 AMBAC Insured                            Aaa/AAA               599,594

                            South Jordan, Utah Special Assignment
        1,000,000           6.875%, 11/01/17                                           NR/NR*             1,010,680

                            South Weber City, Utah
         525,000            5.000%, 01/15/24 MBIA Insured                             Aaa/AAA               545,307

                            Springville, Utah Special Assessment Revenue
         400,000            5.500%, 01/15/17                                           NR/NR*               398,528
         457,000            5.650%, 01/15/18                                           NR/NR*               455,899
         483,000            5.800%, 01/15/19                                           NR/NR*               480,580
         510,000            5.900%, 01/15/20                                           NR/NR*               506,869
         540,000            6.000%, 01/15/21                                           NR/NR*               535,556

                            Utah Water Finance Agency
         775,000            5.100%, 07/01/18 AMBAC Insured                             Aaa/NR               809,759
         510,000            5.000%, 07/01/18 AMBAC Insured                             Aaa/NR               534,847
         685,000            5.000%, 07/01/19 AMBAC Insured                             Aaa/NR               717,298

                            Wasatch County, Utah Building Authority
         130,000            5.000%, 10/01/15                                           A3/NR                135,321
         135,000            5.000%, 10/01/16                                           A3/NR                140,019

                            Wasatch County, Utah Sales Tax
         205,000            5.000%, 12/01/16 AMBAC Insured                            Aaa/AAA               216,125
         210,000            5.000%, 12/01/17 AMBAC Insured                            Aaa/AAA               220,294
         225,000            5.000%, 12/01/18 AMBAC Insured                            Aaa/AAA               234,853

                            Washington City, Utah Sales Tax
         680,000            5.250%, 11/15/17 AMBAC Insured                            Aaa/AAA               729,878

                            Weber County, Utah Sales Tax
         385,000            5.000%, 07/01/23 AMBAC Insured                             Aaa/NR               399,953

                            West Valley City, Utah Redevelopment Agency
        1,625,000           5.000%, 03/01/21                                           NR/A-              1,670,500
         320,000            5.000%, 03/01/22                                           NR/A-                327,142
         350,000            5.000%, 03/01/23                                           NR/A-                357,151
        1,000,000           5.000%, 03/01/24                                           NR/A-              1,016,670

                            West Valley City, Utah Sales Tax
         250,000            5.000%, 07/15/20 AMBAC Insured                            Aaa/AAA               259,888

                                                                                                   -----------------
                            Total Tax Revenue                                                            40,772,144
                                                                                                   -----------------

                            Transportation (4.0%)


                            Florida State Turnpike Authority Turnpike Revenue
         500,000            4.500%, 07/01/22 MBIA Insured                             Aaa/AAA               506,355

                            Miami-Dade County, Florida Aviation Revenue
         425,000            5.000%, 10/01/24 FGIC Insured AMT                         Aaa/AAA               431,129

                            Port of Seattle, Washington Revenue
         785,000            5.100%, 04/01/24 AMT FGIC Insured                         Aaa/AAA               791,202

                            Utah Transit Authority Sales Tax & Transportation
                             Revenue
        3,300,000           4.125%, 06/15/21 FSA Insured                              Aaa/AAA             3,240,501
        3,450,000           4.125%, 06/15/22 FSA Insured                              Aaa/AAA             3,333,390
         590,000            5.000%, 06/15/24 FSA Insured                              Aaa/AAA               629,400

                                                                                                   -----------------
                            Total Transportation                                                          8,931,977
                                                                                                   -----------------

                            Utility (10.5%)


                            Alaska Industrial Development & Export Authority
         400,000            4.625%, 12/01/16 AMBAC Insured AMT                         NR/AAA               406,104

                            Cowlitz County, Washington Public Utility District
                             Electric Revenue
        1,000,000           4.500%, 09/01/26 MBIA Insured                             Aaa/AAA               992,410

                            Eagle Mountain, Utah Gas & Electric
        1,385,000           4.250%, 06/01/20 Radian Insured                            Aa3/AA             1,308,700
        1,440,000           5.000%, 06/01/21 Radian Insured                            Aa3/AA             1,462,795
        1,515,000           5.000%, 06/01/22 Radian Insured                            Aa3/AA             1,530,271

                            Garland, Texas Water & Sewer
         440,000            4.500%, 03/01/21 AMBAC Insured                            Aaa/AAA               443,643

                            Indianapolis, Indiana Gas Utility
         290,000            5.000%, 08/15/24 AMBAC Insured                            Aaa/AAA               291,720

                            Intermountain Power Agency Utilities Light & Power
                             Service, Utah
         775,000            5.000%, 07/01/18 FSA Insured                              Aaa/AAA               814,781
        1,380,000           5.000%, 07/01/19 MBIA Insured                             Aaa/AAA             1,417,467

                            Lower Colorado River Authority, Texas
         175,000            5.000%, 05/15/26 FSA Insured                              Aaa/AAA               180,059

                            Manti City, Utah Electric System Revenue
         603,000            5.750%, 02/01/17                                           NR/NR*               621,717

                            Murray City, Utah Utility Electric Revenue
        1,340,000           5.000%, 06/01/25 AMBAC Insured                             Aaa/NR             1,396,910

                            Rockport, Indiana Pollution Control Revenue Indiana
                              Michigan Power Company Project
        1,500,000           4.625%, 06/01/25 Series A FGIC Insured                    Aaa/AAA             1,491,855

                            St. George, Utah Electric Revenue
        1,910,000           4.500%, 06/01/20 FSA Insured                               Aaa/NR             1,942,107

                            Salem, Utah Electric Revenue
         125,000            5.300%, 11/01/07                                           NR/NR*               125,049
         130,000            5.350%, 11/01/08                                           NR/NR*               131,268
         140,000            5.400%, 11/01/09                                           NR/NR*               142,328

                            Santa Clara Utah Storm Drain Revenue
         877,000            5.100%, 09/15/26                                           NR/NR*               884,849

                            Seattle, Washington Municipal Light & Power
        1,360,000           4.500%, 08/01/19 FSA Insured                              Aaa/AAA             1,386,357

                            Southern Utah Valley Power System
         210,000            5.250%, 09/15/13 MBIA Insured                             Aaa/AAA               225,185
         225,000            5.250%, 09/15/14 MBIA Insured                             Aaa/AAA               241,691
         235,000            5.250%, 09/15/15 MBIA Insured                             Aaa/AAA               251,993
         185,000            5.125%, 09/15/21 MBIA Insured                             Aaa/AAA               193,497

                            Springville, Utah Electric Revenue
         550,000            5.600%, 03/01/09                                          Baa1/NR               559,592

                            Tacoma, Washington Solid Waste Utility Revenue
        1,000,000           5.000%, 12/01/23 XLCA Insured                             Aaa/AAA             1,046,320

                            Utah Assessed Municipal Power System
         790,000            5.250%, 12/01/09                                           NR/A-                808,565
        1,000,000           5.000%, 04/01/21 FSA Insured                              Aaa/AAA             1,040,880

                            Utah Water Finance Agency Revenue
        1,000,000           4.500%, 10/01/28 AMBAC Insured                             Aaa/NR               990,610

                            Washington, Utah Electric Revenue
         985,000            5.000%, 09/01/21 XLCA Insured                              Aaa/NR             1,031,206

                                                                                                   -----------------
                            Total Utility                                                                23,359,929
                                                                                                   -----------------

                            Water and Sewer (5.6%)


                               Ashley Valley, Utah
          40,000             9.500%, 01/01/08 AMBAC Insured                           Aaa/AAA                40,572

                            Eagle Mountain, Utah Water and Sewer
         750,000            5.800%, 11/15/16 ACA Insured                                NR/A                806,295
         690,000            4.750%, 11/15/25 MBIA Insured                             Aaa/AAA               702,179

                            Jacksonville, Florida Water and Sewer System Revenue
         250,000            4.625%, 10/01/22                                          Aa3/AA-               250,210

                            Mesquite, Texas Waterworks & Sewer
         225,000            4.500%, 03/01/24 FSA Insured                              Aaa/AAA               224,991

                            Murray City, Utah Sewer and Water
         465,000            5.000%, 10/01/17 AMBAC Insured                             Aaa/NR               491,087
         390,000            5.000%, 10/01/18 AMBAC Insured                             Aaa/NR               409,543
         440,000            5.000%, 10/01/19 AMBAC Insured                             Aaa/NR               460,618

                            North Davis County, Utah Sewer District
        1,350,000           5.000%, 03/01/21 AMBAC Insured                             Aaa/NR             1,413,194

                            Pleasant Grove, Utah Water Revenue
         450,000            4.300%, 12/01/20 MBIA Insured                             Aaa/AAA               443,750

                            Salt Lake City, Utah Metropolitan Water Revenue
        1,200,000           5.375%, 07/01/24 AMBAC Insured (pre-refunded)             Aaa/AAA             1,238,508
         125,000            5.375%, 07/01/29 AMBAC Insured (pre-refunded)             Aaa/AAA               129,011

                            South Valley, Utah Water Reclamation Facility
         710,000            4.375%, 08/15/18                                           NR/AAA               718,698

                            Smithfield, Utah Water Revenue
          90,000            4.750%, 06/01/17                                           NR/NR*                88,422
          94,000            4.800%, 06/01/18                                           NR/NR*                91,924
          99,000            4.850%, 06/01/19                                           NR/NR*                96,498
         103,000            4.900%, 06/01/20                                           NR/NR*               100,060
         108,000            5.000%, 06/01/21                                           NR/NR*               105,270
         114,000            5.050%, 06/01/22                                           NR/NR*               111,112
         120,000            5.100%, 06/01/23                                           NR/NR*               116,465
         126,000            5.150%, 06/01/24                                           NR/NR*               122,423
         132,000            5.200%, 06/01/25                                           NR/NR*               128,132
         139,000            5.250%, 06/01/26                                           NR/NR*               134,809

                            Upper Trinity Regional Water District, Texas
         205,000            4.500%, 08/01/20 AMBAC Insured                            Aaa/AAA               207,513

                            Utah Water Finance Agency Revenue
         200,000            5.250%, 07/01/16 AMBAC Insured                             Aaa/NR               212,648
         310,000            5.000%, 10/01/17 AMBAC Insured                             Aaa/NR               326,058
         285,000            5.250%, 10/01/18 AMBAC Insured (unrefunded)                Aaa/NR               302,439
         105,000            5.000%, 10/01/20 AMBAC Insured (unrefunded)                Aaa/NR               108,749
         830,000            4.500%, 10/01/22 AMBAC Insured                             Aaa/NR               835,777
         100,000            5.125%, 07/01/23 AMBAC Insured                             Aaa/NR               103,804
         870,000            4.500%, 10/01/23 AMBAC Insured                             Aaa/NR               874,394
         250,000            5.500%, 10/01/29 AMBAC Insured (pre-refunded)             Aaa/AAA               259,748

                            Weber-Box Elder, Utah Conservation District Water
                              Revenue
         200,000            6.450%, 11/01/14 (pre-refunded)                           Baa3/NR               216,520
         200,000            6.500%, 11/01/19 (pre-refunded)                           Baa3/NR               216,808
         335,000            6.900%, 11/01/20 (pre-refunded)                           Baa3/NR               367,026

                                                                                                   -----------------
                            Total Water and Sewer                                                        12,455,255
                                                                                                   -----------------

                            Total Revenue Bonds                                                         167,867,244
                                                                                                   -----------------

                            Total Investments (cost $219,399,526-note b)                     98.7%      220,157,111


                            Other assets less liabilities                                      1.3        2,821,107
                                                                                    --------------------------------

                            Net Assets                                                      100.0%    $ 222,978,218
                                                                                    ================================



                                                                   Percent of
     Portfolio Distribution By Quality Rating (unaudited)          Portfolio


     Aaa of Moody's or AAA of S&P                                     67.9  %

     Aa of Moody's or AA of S&P                                       12.3

     A of Moody's or S&P                                              2.8

     Baa of Moody's or BBB of S&P                                     3.1

     Not rated*                                                       13.9
                                                                      -----
                                                                     100.0   %
                                                                   ==========
              * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------


           ACA      - American Capital Assurance Financial Guaranty Corp.
           AMBAC    - American Municipal Bond Assurance Corp.
           AMT      - Alternative Minimum Tax
           COP      - Certificates of Participation
           FGIC     - Financial Guaranty Insurance Co.
           FSA      - Financial Security Assurance
           GNMA     - Government National Mortgage Association
           LOC      - Letter of Credit
           MBIA     - Municipal Bond Investors Assurance
           NR       - Not Rated
           XLCA     - XL Capital Assurance

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                             TAX-FREE FUND FOR UTAH

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $219,362,025 amounted to $795,086, which consisted of aggregate gross unrealized appreciation of $2,342,186 and aggregate gross unrealized depreciation of $1,547,100.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 26, 2007